Direxion GOOGL Defined Income Boost ETF N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Jul. 21, 2026